Prepaid Expenses and Other Current Assets, Net - Schedule of Changes of the Provision for Credit Loss (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes of the Allowance for Credit Loss [Abstract]
Balance at beginning of period		¥ 8,117	¥ 25,360
Amounts reversed		(1,942)	(4,824)
Amounts written off*	[1]		(1,963)
Disposal of subsidiaries			(10,456)
Balance at end of period		¥ 6,175	¥ 8,117

[1]	It represents the credit loss written off due to the deregistration of the counter party.